Employee benefits (Details) - Parent Company Gratuity plan [member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [line items]
Current service cost	₨ 389	₨ 364	₨ 328
Interest on defined benefit liability	(7)	30	33
Past service cost		17
Gratuity cost recognized in income statement	₨ 382	₨ 411	₨ 361